Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
– Current	$ 4,436	$ 3,726	$ 3,270
– Deferred	(289)	516	695
Total taxation charge	$ 4,147	$ 4,242	$ 3,965